Shareholders' equity - (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jun. 25, 2019	Feb. 28, 2019
Disclosure of classes of share capital [line items]
Maximum authorized increase to capital	R$ 1,000,000
Capital	645,447	R$ 488,467
Issuance of capital	R$ 156,980	2,435	R$ 5,224
Common shares
Disclosure of classes of share capital [line items]
Approved capital increase					R$ 362
Capital		R$ 488,467			R$ 488,829
Number of shares issued					25,578
Par value					R$ 0
American Depositary Shares
Disclosure of classes of share capital [line items]
Capital				R$ 645,447	R$ 488,829
Number of shares issued				23,100,000